Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of operations - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Statement of Operations
Loss from operations	$ (904,257)		$ (306,904)
Other income (expense):
Change in fair value of derivative warrant liabilities	(8,973,000)		16,260,669
Interest earned on Trust Account			82,119
Loss before provision for income taxes	8,134,222		(17,375,434)
Provision for income taxes
Net loss	$ 8,134,222		(17,375,434)
As Restated [Member]
Statement of Operations
Loss from operations		$ (78,788)	(306,904)
Other income (expense):
Warrant issuance transaction costs		(889,980)	(889,980)
Change in fair value of derivative warrant liabilities		(4,517,335)	(16,260,669)
Interest earned on Trust Account		1,764	82,119
Total other income (expense)		(5,405,551)	(17,068,530)
Loss before provision for income taxes		(5,484,339)	(17,375,434)
Provision for income taxes
Net loss		(5,484,339)	(17,375,434)
As Previously Reported [Member]
Statement of Operations
Loss from operations		(78,788)	(306,904)
Other income (expense):
Warrant issuance transaction costs
Change in fair value of derivative warrant liabilities
Interest earned on Trust Account		1,764	82,119
Total other income (expense)		1,764	82,119
Loss before provision for income taxes		(77,024)	(224,785)
Provision for income taxes
Net loss		(77,024)	(224,785)
Restatement Adjustment [Member]
Statement of Operations
Loss from operations
Other income (expense):
Warrant issuance transaction costs		(889,980)	(889,980)
Change in fair value of derivative warrant liabilities		(4,517,335)	(16,260,669)
Interest earned on Trust Account
Total other income (expense)		(5,407,315)	(17,150,649)
Loss before provision for income taxes		(5,407,315)	(17,150,649)
Provision for income taxes
Net loss		$ (5,407,315)	$ (17,150,649)
Class B Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)	8,625,000		8,030,048
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)	$ 0.94		$ (2.16)
Class B Common Stock [Member] | As Restated [Member]
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)		8,625,000	8,030,048
Net loss per share of common stock, Class B - basic and diluted (in Dollars per share)		$ (0.64)	$ (2.16)
Class B Common Stock [Member] | As Previously Reported [Member]
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)		8,625,000	8,030,048
Net loss per share of common stock, Class B - basic and diluted (in Dollars per share)		$ (0.01)	$ (0.03)
Class B Common Stock [Member] | Restatement Adjustment [Member]
Other income (expense):
Weighted average shares outstanding of Class B common stock (in Shares)
Class A Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)	34,500,000		34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)	$ 0.00
Class A Common Stock [Member] | As Restated [Member]
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)		34,500,000	34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)
Class A Common Stock [Member] | As Previously Reported [Member]
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)		34,500,000	34,500,000
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)
Class A Common Stock [Member] | Restatement Adjustment [Member]
Other income (expense):
Weighted average shares outstanding of Class A common stock (in Shares)
Net income per share of common stock, Class A - basic and diluted (in Dollars per share)